Goodwill and Other Intangible Assets Schedule of Other Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other intangible assets
Intangible assets not subject to amortization (primarily trademarks)	$ 1,784	$ 451
Intangible assets subject to amortization
Historical cost	6,593	2,503
Accumulated amortization	909	762
Customer Relationships [Member]
Intangible assets subject to amortization
Historical cost	3,818	1,173
Accumulated amortization	428	322
Patents and Technology [Member]
Intangible assets subject to amortization
Historical cost	1,626	849
Accumulated amortization	325	308
Finite Lived Intangible Assets, Other [Member]
Intangible assets subject to amortization
Historical cost	1,149	481
Accumulated amortization	$ 156	$ 132